Fair value measurements - financial assets and liabilities not measured at fair value on a recurring basis (Details) - Not measured at fair value in statement of financial position but for which fair value is disclosed - EUR (€)
€ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Borrowings [Member]
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities	€ 12,901	€ 14,528
Financial liabilities, at fair value	13,415	14,838
Asset-backed financing
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities	151	457
Financial liabilities, at fair value	151	457
Notes
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities	6,392	7,825
Financial liabilities, at fair value	6,900	8,152
Notes | Level 1
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities, at fair value	6,893	8,145
Notes | Level 2
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities, at fair value	7	7
Other debt(1)
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities	4,718	5,985
Financial liabilities, at fair value	4,724	5,968
Other debt(1) | Level 2
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities, at fair value	3,865	5,241
Other debt(1) | Level 3
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities, at fair value	859	988
Lease liabilities
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities	1,640	261
Financial liabilities, at fair value	1,640	261
Lease liabilities | Level 2
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities, at fair value		75
Lease liabilities | Level 3
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial liabilities, at fair value	1,640	186
Receivables From Financing Activities
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial assets	2,575	2,641
Financial assets, at fair value	2,569	2,624
Dealer financing
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial assets	1,737	1,681
Financial assets, at fair value	1,736	1,682
Retail financing
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial assets	613	601
Financial assets, at fair value	608	584
Finance lease
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial assets	3	3
Financial assets, at fair value	3	3
Other receivables from financing activities
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Financial assets	222	356
Financial assets, at fair value	€ 222	€ 355